Unearned Premiums (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unearned Premiums [Abstract]
Opening balance, Gross	$ 206,214,029	$ 168,254,688	$ 168,254,688	$ 156,694,025	$ 133,670,895
Opening balance, Reinsurers' share	(33,916,549)	(32,566,847)	(32,566,847)	(41,126,963)	(32,138,490)
Opening balance, Net	172,297,480	135,687,841	135,687,841	115,567,062	101,532,405
Premiums written, Gross			349,291,905	301,618,486	275,102,191
Premiums written, Reinsurers' share			(97,139,370)	(98,188,088)	(114,334,750)
Premiums written, Net	170,622,210	137,290,403	252,152,535	203,430,398	160,767,441
Premiums earned, Gross			(311,332,564)	(290,057,823)	(252,079,061)
Premiums earned, Reinsurers' share			95,789,668	106,748,204	105,346,277
Premiums earned, Net	$ 136,249,924	$ 103,475,353	215,542,896	183,309,619	146,732,784
Ending balance, Gross			206,214,029	168,254,688	156,694,025
Ending balance, Reinsurers' share			(33,916,549)	(32,566,847)	(41,126,963)
Ending balance, Net			$ 172,297,480	$ 135,687,841	$ 115,567,062